Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Income from continuing operations before income taxes, share of income of affiliates, net		¥ 371,088	$ 58,232	¥ 362,302	¥ 560,925
PRC statutory tax rate		25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate		¥ 92,772		¥ 90,576	¥ 140,231
Expenses not deductible for tax purposes:
—Entertainment		2,950		2,428	2,516
—Other		81		202	730
Effect of tax holidays on concessionary rates granted to PRC subsidiaries		(13,523)		(18,114)	(36,527)
Effect of different tax rates of subsidiaries operating in other jurisdictions		2,070		2,732
Change in valuation allowance		2,999		(3,355)	5,987
Deferred income tax for dividend distribution		10,349		18,483	49,267
Effect of non-taxable income	[1]	(13,777)		(13,648)	(13,422)
Unrecognized tax benefits arising from certain transfer pricing arrangements		5,994
Other		659		4,083	(4,966)
Income tax expense		¥ 90,574	$ 14,213	¥ 83,387	¥ 143,816

[1]	The effect of non-taxable income represents an income tax exemption according to the Notice (Cai Shui [2002] No. 128) promulgated by the State Administration of Taxation and Ministry of Finance in China on dividend income derived from a purchased open-end securities investment fund product that the Group recorded as short term investment.